STOCK OPTIONS AND WARRANTS - Schedule of Warrants (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Notes to Financial Statements
Beginning Balance, number of shares	14,344,434	14,344,434
Beginning Balance, weighted average exercise price	$ 2.41	$ 2.41
Warrants granted, number of shares	0	0
Warrants granted, weighted average exercise price	$ 0	$ 0
Warrants exercised, number of shares	0	0
Warrants exercised, weighted average exercise price	$ 0	$ 0
Warrants expired, number of shares	(686,100)	0
Warrants expired, weighted average exercise price	$ (2.71)	$ 0
Ending Balance, number of shares	13,658,334	14,344,434
Ending Balance, weighted average exercise price	$ 2.44	$ 2.41